SHARE CAPITAL - Share Purchase Warrants (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital
Number outstanding	10,000,000	18,250,000
Exercise Price $2.41 Expiry Date December 23, 2021
Disclosure of classes of share capital
Number outstanding	5,000,000
Exercise Price US$	$ 2.41
Exercise Price $3.28 Expiry Date June 29, 2023
Disclosure of classes of share capital
Number outstanding	5,000,000
Exercise Price US$	$ 3.28